Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	CAD ($)	Issued capital Class A Common Shares CAD ($)	Issued capital Class A Common Shares USD ($)	Issued capital Class B Subordinate Voting Shares CAD ($)	Retained earnings CAD ($)	Contributed surplus CAD ($)	Accumulated other comprehensive income CAD ($)	Non-controlling interests CAD ($)	SSM/SC Retained earnings CAD ($)	SSM/SC Non-controlling interests CAD ($)
Beginning of year at Dec. 31, 2018		$ 6		$ 6,595	$ 15,495	$ 204	$ 584	$ 134
Issued on exercise of options				13		(3)
Profit (loss) for the year attributable to shareholders of the company	$ (605)				(605)
Dividends paid (Note 25(g))					(111)
Share repurchases				(285)	(367)
Adjustment from SMM/SC transaction									$ 4	$ 675
Remeasurements of retirement benefit plans	(74)				(74)		(74)
Share option compensation expense (Note 25(c))						18
Other comprehensive income (loss)	(201)						(201)
Profit (loss) for the year attributable to non-controlling interests	17							17
Other comprehensive income (loss) attributable to non-controlling interests	(30)							(30)
Dividends or distributions								(26)
End of year at Dec. 31, 2019	22,074			6,323	14,447	219	309	770
Issued on exercise of options				1
Profit (loss) for the year attributable to shareholders of the company	(864)				(864)
Dividends paid (Note 25(g))					(106)
Share repurchases				(190)	(17)
Remeasurements of retirement benefit plans	50				50		50
Share option compensation expense (Note 25(c))						23
Other comprehensive income (loss)	(112)						(112)
Profit (loss) for the year attributable to non-controlling interests	(80)							(80)
Other comprehensive income (loss) attributable to non-controlling interests	(14)							(14)
Dividends or distributions								(7)
End of year at Dec. 31, 2020	$ 20,708		$ 6	$ 6,134	$ 13,410	$ 242	$ 247	$ 669